PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of
	December 31,	June 30,
	2022	2023
Cost:
Buildings	843	843
Leasehold improvements	10,952	10,998
Furniture, fixtures and equipment	2,520	2,608
Motor vehicles	3	3
	14,318	14,452
Less: Accumulated depreciation	7,727	8,279
	6,591	6,173
Construction in progress	193	230
Property and equipment, net	6,784	6,403